Other Income, Net (Components of other income (expenses), net) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
9. Other Income (Expenses), Net
Allowance for equity funds used during construction	$ 61	$ 45
Gain on sale of Emera Maine, net of transaction costs	0	585
TECO Guatemala Holdings award	0	49
Other	32	29
Other income (expenses), net	$ 93	$ 708